September 8, 2005

Via Hand Delivery	F172-005
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mr. William Friar
Re:	FCB Bancorp, Camarillo, California Pre-Effective Amendment No. 3 to Form S-4 (File No. 333-126401)
Ladies and Gentlemen:
     On behalf of our client, FCB Bancorp (“FCB”), and in response to your comment letter dated September 7, 2005, we respectfully submit for your review three (3) copies of the Pre-Effective Amendment No. 3 to FCB’s Registration Statement on Form S-4, marked to show the changes (with the printer’s “r” tags) from FCB’s Pre-Effective Amendment No. 2 filed on September 1, 2005.
     For your information, the Pre-Effective Amendment No. 3 was filed via Edgar today.
     Please note that the following corresponds to the numbered items listed in your comment letter, a copy of which is also enclosed (capitalized terms not otherwise defined herein shall have the same meanings ascribed to them in the Registration Statement, as amended) (all page references below correspond to the enclosed marked version):
Part II
Exhibit 8
1.	Please revise the penultimate sentence to eliminate the implication that investors may not be able to rely on the opinion.

The penultimate sentence has been deleted.

Securities Exchange Commission
September 8, 2005

2.	Please revise to include a consent for the reference to the opinion made in the prospectus.

The final sentence of the opinion has been revised to include a consent for the reference to the opinion made in the prospectus.

The revised opinion has been filed as Exhibit 8.
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     The Pre-Effective Amendment No. 3 (including the proxy card – Exhibit 99) also reflects the relevant dates (ie., record date of special meeting, date of the meeting, mailing date and date of prospectus) and trading history data that have now been filled in as the registration statement is anticipated to be declared effective today pursuant to our request for accelerated effectiveness filed on September 6, 2005.
     Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

Very truly yours, Young H. Park

cc:	Mr. C. G. Kum Gary M. Horgan, Esq.